UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21589

        Credit Suisse Commodity Return Strategy Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          November 1, 2005 to January 31, 2006

Item 1. Schedule of Investments

Credit Suisse Commodity Return Strategy Fund Schedule of Investments January 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

COMMERCIAL PAPER (75.0%)
Asset Backed (61.6%)
$2,400	Amstel Funding Corp.	(A-1+ , P-1)	02/27/06	4.080	$2,393,050
3,650	Amstel Funding Corp.	(A-1+ , P-1)	03/29/06	4.469	3,624,904
6,100	ASAP Funding Ltd.	(A-1+ , P-1)	02/15/06	4.425	6,089,539
1,850	Atlantis One Funding Corp.	(A-1+ , P-1)	02/16/06	3.978	1,846,994
1,018	Barton Capital Corp.	(A-1+ , P-1)	02/21/06	4.500	1,015,449
2,300	Beethoven Funding Corp.	(A-1 , P-1)	02/09/06	4.400	2,297,756
1,000	Broadhollow Funding LLC	(A-1+ , P-1)	02/10/06	4.417	998,900
2,900	Broadhollow Funding LLC	(A-1+ , P-1)	02/17/06	4.466	2,894,264
1,200	Buckingham CDO LLC	(A-1+ , P-1)	02/06/06	4.370	1,199,276
7,000	Davis Square Funding V Ltd.	(A-1+ , P-1)	04/05/06	4.550	6,944,875
4,200	Dorada Finance, Inc.	(A-1+ , P-1)	02/27/06	4.444	4,186,623
6,300	Five Finance, Inc.	(A-1+ , P-1)	03/27/06	4.562	6,257,191
4,100	Giro Funding U.S. Corp.	(A-1 , P-1)	02/28/06	4.519	4,086,163
7,000	Golden Fish LLC	(A-1 , P-1)	02/10/06	4.346	6,992,475
5,000	Jupiter Securitization Corp.	(A-1 , P-1)	02/01/06	4.359	5,000,000
2,800	Kitty Hawk Funding Corp.	(A-1+ , P-1)	02/13/06	4.387	2,795,921
5,600	Lexington Parker Capital Corp.	(A-1 , NR)	04/18/06	4.330	5,549,874
6,700	Liberty Harbour CDO, Inc.	(A-1+ , P-1)	03/01/06	4.439	6,677,019
5,000	Main Street Warehouse Funding	(A-1+ , P-1)	02/01/06	4.400	5,000,000
4,500	Mane Funding Corp.	(A-1+ , P-1)	02/21/06	4.394	4,489,100
1,400	Mica Funding LLC	(A-1 , P-1)	02/17/06	4.480	1,397,219
5,000	Mica Funding LLC	(A-1 , P-1)	04/12/06	4.520	4,956,540
1,250	Park Granada LLC	(A-1+ , P-1)	03/06/06	4.450	1,244,935
7,000	Perry Global Funding LLC	(A-1+ , P-1)	04/10/06	4.539	6,940,633
7,300	RAMS Funding LLC	(A-1 , P-1)	02/07/06	4.414	7,294,647
2,000	Rhineland Funding Capital Corp.	(NR , P-1)	03/08/06	4.450	1,991,289
1,100	Rhineland Funding Capital Corp.	(NR , P-1)	03/15/06	4.580	1,094,148
2,500	Romulus Funding Corp.	(A-1 , P-1)	03/20/06	4.131	2,486,781
3,500	Sheffield Receivables Corp.	(A-1+ , P-1)	02/06/06	4.450	3,497,837
6,000	Sigma Finance, Inc.	(A-1+ , P-1)	06/29/06	4.622	5,888,508
1,250	White Pine Finance LLC	(A-1+ , P-1)	05/09/06	4.506	1,235,148
3,000	Windmill Funding Corp.	(A-1+ , P-1)	03/01/06	4.410	2,989,780

					121,356,838

Banking (8.8%)
3,700	Alliance & Leicester PLC	(A-1 , P-1)	04/07/06	4.313	3,671,743
6,100	Bank of America Corp.	(A-1+ , P-1)	03/10/06	4.422	6,072,477
2,450	Depfa Bank PLC	(A-1+ , P-1)	07/10/06	4.650	2,400,872
5,300	Westpac Banking Corp.	(A-1+ , P-1)	03/30/06	4.446	5,263,077

					17,408,169

Diversified Financials (4.6%)
1,100	CIT Group, Inc.	(A-1 , P-1)	05/15/06	4.508	1,086,121
3,000	Dexia Delaware LLC	(A-1+ , P-1)	03/13/06	4.440	2,985,334
5,000	Irish Permanent Trust PLC	(A-1 , NR)	02/23/06	4.421	4,986,586
					9,058,041

TOTAL COMMERCIAL PAPER (Cost $147,823,045)					147,823,048

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (6.2%)
$320	Ace Securities Corp., Series 2003-0P1,
	Class A2 #	(AAA , Aaa)	12/25/33	4.890	$320,692
1,300	Ace Securities Corp., Series 2004-HE3,
	Class A2C #	(AAA , Aaa)	11/25/34	4.870	1,301,220
350	Ameriquest Mortgage Securities, Inc., Series
	2003-12, Class AV2 #	(AAA , Aaa)	11/25/33	4.900	350,471
533	Ameriquest Mortgage Securities, Inc., Series
	2003-9, Class AV2 #‡‡	(AAA , Aaa)	10/25/33	4.870	534,585
598	Ameriquest Mortgage Securities, Inc., Series
	2004-IA1, Class A2 #‡‡	(AAA , Aaa)	09/25/34	4.940	598,523
588	Bear Stearns Asset Backed Securities, Inc.,
	Series 2004-HE8, Class A #‡‡	(AAA , Aaa)	09/25/34	4.910	590,165
590	Capital Auto Receivables Asset Trust, Series
	2002-5, Class A4 ‡‡	(AAA , Aaa)	04/15/08	2.920	582,594
347	CDC Mortgage Capital Trust, Series 2003-HE4,
	Class A3 #	(AAA , Aaa)	03/25/34	5.080	347,370
102	Countrywide Asset Backed Certificates, Series
	2003-BC4, Class 1A #	(AAA , Aaa)	09/25/33	4.800	102,349
185	Countrywide Home Equity Loan Trust, Series
	2004-R, Class 2A #	(AAA , Aaa)	03/15/30	4.720	186,084
142	Countrywide Home Equity Loan Trust, Series
	2005-B, Class 2A #	(AAA , Aaa)	05/15/35	4.650	141,840
1,060	First Franklin Mortgage Loan Asset Backed
	Certificates, Series 2004-FF4, Class A2 #‡‡	(AAA , Aaa)	06/25/34	4.820	1,062,239
1,214	First Franklin Mortgage Loan Asset Backed
	Certificates, Series 2004-FF6, Class A2B #‡‡	(AAA , Aaa)	07/25/34	4.940	1,219,581
465	Fremont Home Loan Trust, Series 2004-D,
	Class 1A2 #‡‡	(AAA , Aaa)	11/25/34	4.910	466,363
230	GE Capital Credit Card Master Note Trust, Series
	2004-2, Class A #	(AAA , Aaa)	09/15/10	4.510	230,306
264	Ixis Real Estate Capital Trust, Series 2005-HE2,
	Class A1 #	(AAA , Aaa)	09/25/35	4.610	263,627
1,060	Long Beach Mortgage Loan Trust, Series 2004-3,
	Class A3 #‡‡	(AAA , Aaa)	07/25/34	4.790	1,060,056
535	Merrill Lynch Mortgage Investors, Inc., Series
	2004-HE1, Class A2 #‡‡	(AAA , Aaa)	04/25/35	4.920	537,357
246	Morgan Stanley ABS Capital I, Series 2003-NC7,
	Class A2 #	(AAA , Aaa)	06/25/33	4.890	245,764
265	MSDWCC Heloc Trust, Series 2005-1, Class A #	(AAA , Aaa)	07/25/17	4.720	265,192
561	Novastar Home Equity Loan Trust, Series 2004-3,
	Class A3D #	(AAA , Aaa)	12/25/34	4.890	562,190
16	Novastar Home Equity Loan Trust, Series 2004-4,
	Class A2A #	(AAA , Aaa)	03/25/35	4.720	15,672
184	Option One Mortgage Loan Trust, Series 2003-3,
	Class A2 #	(AAA , Aaa)	06/25/33	4.830	184,149
86	Residential Asset Mortgage Products, Inc.,
	Series 2004-RS12, Class AI1 #	(AAA , Aaa)	05/25/24	4.670	86,215
11	Residential Asset Mortgage Products, Inc.,
	Series 2004-SP1, Class AI1 #	(AAA , Aaa)	06/25/13	4.710	10,775
353	Securitized Asset Backed Receivables LLC, Series
	2005-FR2, Class A2A #	(AAA , Aaa)	03/25/35	4.620	353,291
619	Specialty Underwriting & Residential Finance,
	Series 2004-BC2, Class A2 #	(AAA , Aaa)	05/25/35	4.800	619,766

TOTAL ASSET BACKED SECURITIES (Cost $12,238,078)					12,238,436

MORTGAGE BACKED SECURITIES (0.1%)
$171	Washington Mutual, Series 2005-AR4, Class A1
	(Cost $171,088)	(AAA , Aaa)	04/25/35	3.624	170,340

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

VARIABLE RATE CORPORATE OBLIGATIONS (12.2%)
Banking (1.2%)
$2,400	Bank One National Association, Notes #	(AA- , Aa2)	04/18/06	4.700	$2,400,790

Diversified Financials (11.0%)
3,000	CIT Group, Inc., Series MTN, Global Senior
	Notes #	(A , A2)	08/31/06	4.556	3,002,829
3,000	Citigroup, Inc., Global Notes #	(AA- , Aa1)	05/19/06	4.495	3,001,371
5,000	Countrywide Financial Corp., Series MTNA, Global
	Company Guaranteed Notes #	(A , A3)	06/20/06	4.580	5,000,095
5,150	General Electric Capital Corp., Series MTN, Global
	Notes #‡‡	(AAA , Aaa)	09/18/06	4.627	5,156,010
3,000	Goldman Sachs Group, Inc., Series MTNB,
	Notes #	(A+ , Aa3)	08/01/06	4.425	3,001,905
2,500	Merrill Lynch & Company, Inc., Series MTNC,
	Notes #	(A+ , Aa3)	03/17/06	4.547	2,500,252

					21,662,462

TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $24,060,880)					24,063,252

UNITED STATES AGENCY OBLIGATIONS (2.7%)
$10	Fannie Mae Discount Notes ‡‡	(AAA , Aaa)	03/17/06	4.410	9,948
2,300	Freddie Mac Discount Notes §	(AAA , Aaa)	02/07/06	3.510	2,298,654
3,000	Freddie Mac Discount Notes ‡‡	(AAA , Aaa)	04/10/06	4.050	2,975,265

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $5,287,437)					5,283,867

UNITED STATES TREASURY OBLIGATION (0.0%)
$20	United States Treasury Bills (Cost $19,901)	(AAA , Aaa)	03/16/06	4.250	19,901

Number of
Shares

SHORT TERM INVESTMENTS (1.2%)
2,346,000	State Street Navigator Prime Fund§§				2,346,000
Par
(000)

129	State Street Bank and Trust Co. Euro Time Deposit, 3.350%, 02/01/06				129,000

TOTAL SHORT TERM INVESTMENTS (Cost $2,475,000)					2,475,000

TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $192,075,429)					192,073,844
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)					5,059,021

NET ASSETS (100.0%)					$197,132,865

INVESTMENT ABBREVIATIONS MTN = Medium Term Notes MTNA = Medium Term Notes Class A MTNB = Medium Term Notes Class B MTNC = Medium Term Notes Class C NR = Not Rated

Open Futures Contracts

	Number of	Expiration	Contract	Contract	Unrealized
Futures Contracts	Contracts	Date	Amount	Value	Appreciation

US Treasury
2 Year Notes Futures	(77)	3/31/06	$(15,826,128)	$(15,772,968)	$53,160

Total Return Swaps

Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return Based On:	Pay Floating Rate Based On:	Date	Amount	(Depreciation)

AIG Financial		1-month U.S.Treasury Bill	2/28/06	147,028,036	$0
Products Corp.	Dow Jones-AIG Commodity Index	rate, plus a spread

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2006.
‡‡	Collateral segregated for futures contracts.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument to terminate the contact. Securities, options, futures contracts and other assets (including swap and structured agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At January 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $192,075,429, $11,191, $(12,776), $(1,585), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Credit Suisse Commodity Return Strategy Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  March 31, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  March 31, 2006